Supplement dated September 29, 2025, to the Wilmington Funds Prospectus dated August 31, 2025 (the “Prospectus”)

Effective September 29, 2025, the information in the Prospectus with respect to the Wilmington Large-Cap Strategy Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective September 29, 2025, Karen Purzitsky ceased to be portfolio manager of the Wilmington Large-Cap Strategy Fund. Accordingly, all references to Ms. Purzitsky in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated September 29, 2025, to the Wilmington Funds Statement of

Additional Information dated August 31, 2025 (the “SAI”)

Effective September 29, 2025, the information in the SAI with respect to the Wilmington Large-Cap Strategy Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective September 29, 2025, Karen Purzitsky ceased to be portfolio manager of the Wilmington Large-Cap Strategy Fund. Accordingly, all references to Ms. Purzitsky in the SAI are hereby deleted.

Please keep this Supplement for future reference.